Expense Example - Genter Dividend Income Fund - Genter Dividend Income Fund Shares	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	789
Expense Example, with Redemption, 10 Years	$ 1,889